EARNINGS PER SHARE (Details) - RUB (₽) ₽ / shares in Units, shares in Thousands, ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Profit for the year from continuing operations attributable to the owners of the company	₽ 63,003	₽ 60,796	₽ 51,713
Profit for the year from discontinued operations attributable to the owners of the company	₽ 470	₽ 616	₽ 2,528
Denominator, in thousands:
Weighted-average ordinary shares outstanding	1,693,244	1,760,468	1,780,935
Employee stock options	8,541	1,310	2,682
Weighted-average diluted shares outstanding	1,701,785	1,761,778	1,783,617
Earnings per share - basic, Russian Rubles	₽ 37.49	₽ 34.88	₽ 30.46
Basic EPS from continuing operations	37.21	34.53	29.04
Basic EPS from discontinued operations	0.28	0.35	1.42
Earnings per share - diluted, Russian Rubles	37.30	34.86	30.41
Diluted EPS from continuing operations	37.02	34.51	28.99
Diluted EPS from discontinued operations	₽ 0.28	₽ 0.35	₽ 1.42